Basis of preparation	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation [Text Block]

3. Basis of preparation

(a) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRSs") as issued by the International Accounting Standards Board ("IASB"). A summary of the significant accounting policies and method of computation is presented in Note 4. Management's significant accounting judgements, estimates and assumptions used in the preparation of the consolidated financial statements are included in Note 3.

(b) Going concern

These consolidated financial statements have been prepared in accordance with IFRS applicable to a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business.

During the year ended December 31, 2021, the Company generated a net loss and comprehensive loss of $29,671,345 (year ended December 31, 2020 - $7,530,178), and as at that date, the Company had a working capital deficiency of $80,838,833 (December 31, 2020 - working capital deficiency of $29,102,456) and accumulated deficit of $81,314,105 (December 31, 2020 - $39,757,844).

In order to continue operating as a going concern the Company will need to achieve profitable operations and/or secure additional sources of financing in order to satisfy its obligations, including scheduled repayments of long- term debt, as they become due. During the year ended December 31, 2021, the Company issued 1,173,085 Origination Member Units in exchange for cash of $8.0 million, 161,976 SVS and 17,057 MVS for cash of $5.5 million net of issuance costs, and extinguished promissory notes of $3.5 million (Note 10). The Company formed three development partnerships to fund a portion of 2021 capital activity which raised approximately $55 million during the year ended December 31, 2021 (Note 7). Subsequent to year end, the Company closed on two additional development partnerships resulting in cash inflows of approximately $35.7 million, and also expanded its corporate credit facility from $6.6 million up to $30 million (Note 26). In addition, the Company issued convertible promissory notes in June 2021 (Note 10) for proceeds of $2.3 million and converted those convertible promissory notes into 234,216 Origination Member Units (Note 10 and 13). The Company also repaid $18.1 million of long-term debt (Note 8) and $4.8 million of asset backed preferred instruments (Note 12). Although the Company has been successful in its financing activities to date, additional financing may be required to continue operations and such funding may not be available on terms that are acceptable to the Company.

Due to the factors mentioned above, there is a material uncertainty that may cast significant doubt on the Company's ability to continue as a going concern. These consolidated financial statements do not include necessary adjustments to reflect the recoverability and classification of recorded assets and liabilities and related expenses that might be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and such adjustments could be material.

(c) Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except as otherwise stated and allowed for in accordance with IFRS.

(d) Functional and presentation currency

These consolidated financial statements are presented in US dollars ("$"). The Company's functional currency is Canadian dollars, however, all of the Company's individual subsidiaries have functional currencies in US$ which represents the primary economic environment in which the entities operate.

(e) Management's significant accounting judgements, estimates and assumptions

The timely preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions based on currently available information that affect the application of accounting policies and reported amounts of assets and liabilities at the date of the statement of financial position and the reported amounts of income and expenses during the reporting period. Accordingly, actual results may differ from these estimates. Estimates and underlying assumptions and judgements are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

During the year ended December 31, 2021, the global economy continued to show signs of recovery from the impacts of the COVID-19 pandemic. Global spot prices for crude oil have recovered and now exceed pre- pandemic levels as optimism for demand recovery improves with limited production growth from independent producers and ongoing OPEC+ production curtailments. While the Company has benefited from these improvements in crude oil prices there is a degree of uncertainty related to COVID-19 that has been considered in our estimates for the year ended December 31, 2021.

More specifically, assumptions may change that are involved in the estimates of valuation of exploration and evaluation assets and property, plant and equipment cash generating units, the timing of decommissioning obligations, the fair value of commodity contracts, fair value of development partnerships, the expected credit loss provisions related to accounts receivable as well as liquidity and going concern assessments.

Significant estimates, judgements and assumptions made by management in the preparation of these consolidated financial statements are outlined below.

Significant judgements in applying accounting policies:

The following are the significant judgements, and assumptions that management has made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in these consolidated financial statements:

(i) Identification of cash-generating units (CGU's)

The Company's oil and natural gas interests are aggregated into cash-generating units for both property and equipment and exploration and evaluation assets, for the purpose of calculating impairment, based on their ability to generate largely independent cash flows. The classification of assets into CGU's requires significant judgement and interpretations with respect to the integration between assets, the existence of active markets, external users, shared infrastructures and the way in which management monitors the Company's operations. The Company has identified one CGU for the years ended December 31, 2021 and 2020.

(ii) Valuation of oil and natural gas assets

Judgements are required to assess when impairment indicators, or reversal indicators, exist and impairment testing is required. In determining the recoverable amount of assets, in the absence of quoted market prices, impairment tests are based on estimates of reserves, production rates, future oil and natural gas prices, future costs, discount rates, market value of undeveloped lands and other relevant assumptions.

(iii) Componentization

For the purposes of calculating depletion expense, the Company allocates its oil and natural gas assets to components with similar lives and depletion methods. The grouping of assets is subject to management's judgement and is performed on the basis of geographical proximity and similar reserve life. The Company's oil and natural gas assets are depleted on a unit of production basis.

(iv) Exploration and evaluation assets

The application of the Company's accounting policy for exploration and evaluation assets requires management to make certain judgements as to future events and circumstances as to whether economic quantities of reserves have been found in assessing economic viability and technical feasibility.

(v) Joint operations

The Company is party to various joint interest, operating and other agreements in conjunction with its oil and natural gas activities. The revenues and expenses allocated between partners are governed by the terms of these agreements that are subject to interpretation and judgement by the Company and audit by the appropriate parties.

(vi) Business combinations

Judgements are required to determine if acquisitions of assets or groups of assets constitute a business combination. These judgements include assessing whether the acquired assets include inputs, processes and outputs that would constitute a business and whether the assets acquired meet the criteria of the optional concentration test to not be considered a business.

(vii) Taxes

The Company follows the liability method of for calculating deferred taxes. Judgement is required in calculation of current and deferred taxes in applying tax laws and regulations estimating the timing of reversals of temporary differences and estimating the realizability of deferred tax assets.

Key sources of estimation uncertainty:

The following are the key estimates and related assumptions concerning the sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing adjustments to the carrying amounts of assets and liabilities.

(i) Reserves

The assessment of reported recoverable quantities of proved and probable reserves include estimates regarding production volumes, commodity prices, exchange rates, remediation costs, timing and amount of future development costs, and production, transportation and marketing costs for future cash flows. It also requires interpretation of geological and geophysical models in anticipated recoveries. The economical, geological and technical factors used to estimate reserves may change from period to period. Changes in reported reserves can impact the carrying values of the Company's oil and natural gas properties and equipment, the calculation of depletion and depreciation, and the provision for decommissioning liabilities.

The reserve assessment was completed by an external third-party engineering firm for the years ended December 31, 2021 and 2020 and reserves are internally updated for interim periods.

(ii) Decommissioning liabilities

The calculation of decommissioning liabilities and related accretion expense requires estimates of future remediation costs of production facilities, wells and pipelines at different stages of development and construction of assets or facilities. In most instances, removal of assets occurs many years into the future. In addition, the calculation requires assumptions regarding abandonment date, future environmental and regulatory legislation, the extent of reclamation activities, the engineering methodology for estimating cost, future removal technologies in determining the removal cost and liability-specific discount rates to determine the present value of these cash flows.

(iii) Commodity contracts

The amounts recorded for the fair value of commodity contracts is dependent on estimates of future commodity prices, foreign exchange rates and volatility in those prices.

(iv) Valuation of accounts receivable

Certain amounts included in accounts receivable are based on management's best estimate of the lifetime expected credit loss related to these accounts.

(v) Depletion

The amounts recorded for depletion of petroleum and natural gas assets are determined by useful life and future cash flows which are based on estimates of future production profiles and reserves for surrounding wells, commodity prices and discount rates.

(vi) Fair value of development partnership liabilities

The amounts recorded for the fair value of the development partnerships liabilities are based on estimates of reserves, production rates, future oil and natural gas prices, future costs, discount rates, and other relevant assumptions.

(vii) Debt equity split from convertible promissory note

The allocation between the debt and equity components of convertible promissory notes is based on estimates of the market interest rate the Company would pay on non-convertible debt instruments with similar terms.

(viii) Control of development partnerships

The Company consolidates 100% of the operations, assets and liabilities of the development partnerships which is based on an analysis of the terms of the various partnership agreements and whether they give the Company control of the partnerships and the right to variable returns.

(ix) Current and long-term classification related to asset backed preferred instrument and development partnership liabilities

The current and long-term classification related to the asset back preferred instrument is based on management's assessment of what operational cash flow is going to be available to repay the instrument based on the terms of the underlying agreements. The current and long-term classification related to development partnership liabilities is based on management's assessment of the future net cash flows to be generated by the wells included in the partnerships.